Document and Entity Information	Feb. 06, 2025
Cover [Abstract]
Entity Registrant Name	EAGLE FINANCIAL SERVICES INC
Amendment Flag	false
Entity Central Index Key	0000880641
Document Type	8-K
Document Period End Date	Feb. 06, 2025
Entity Incorporation State Country Code	VA
Entity File Number	001-42512
Entity Tax Identification Number	54-1601306
Entity Address, Address Line One	2 East Main Street
Entity Address, City or Town	Berryville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22611
City Area Code	(540)
Local Phone Number	955-2510
Security 12b Title	Common stock, $2.50 par value per share
Trading Symbol	EFSI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false